Membership Interests (Schedule Of Changes To Accumulated Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	$ (107)	$ (48)	$ (48)	$ (31)
Balance at end of period	(105)		(107)	(48)
Cash Flow Hedges - Interest Rate Swap [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	(24)	(26)	(26)	(28)
Amounts reclassified from accumulated other comprehensive income (loss) and reported in interest expense and related charges	1	1	2	2
Balance at end of period	(23)	(25)	(24)	(26)
Defined Benefit Pension and OPEB Plans [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	(83)	(22)	(22)	(3)
Defined benefit pension plans (net of tax)	1		(61)	(19)
Balance at end of period	(82)	(22)	(83)	(22)
Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	(107)	(48)	(48)	(31)
Defined benefit pension plans (net of tax)	1		(61)	(19)
Amounts reclassified from accumulated other comprehensive income (loss) and reported in interest expense and related charges	1	1	2	2
Balance at end of period	$ (105)	$ (47)	$ (107)	$ (48)